Deferred Expenses (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Summary of Composition of Deferred Expenses	The following table presents the composition of deferred expenses:
	March 31, 2017	December 31, 2016
Carrier Fees	$—	$1,950
Deferred expenses	$—	$1,950

Save on Transport Inc [Member]
Summary of Composition of Deferred Expenses	The following table presents the composition of deferred expenses:
December 31, 2016
Carrier Fees	$1,950
Deferred expenses	$1,950